UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2011

Date of reporting period:  03/31/2011

Item 1. Report to Stockholders.

Intrepid Capital Fund
Intrepid Small Cap Fund
Intrepid Income Fund
Intrepid All Cap Fund

Semi-Annual Report
March 31, 2011

Intrepid Capital Fund

Mark F. Travis, President/C.E.O.

May 3, 2011

Dear Fellow Shareholders,

The Intrepid Capital Fund (the “Fund”) had a total return for the six month period ending March 31, 2011 of 9.35% versus 17.31% for the S&P 500 Index, 25.48% for the Russell 2000 Index, and 7.09% for the Bank of America Merrill Lynch High Yield Master II Index. For the annualized trailing one-, three- and five-years, as well as Since Inception (01/03/2005), the Fund returns were 12.47%, 10.86%, 8.85%, and 7.35% respectively.  Over the same one-, three-, and five-year, and Since Inception periods the S&P 500 Index returned 15.65%, 2.35%, 2.62%, and 3.70% on an annualized basis; the Russell 2000 Index returned 25.79%, 8.57%, 3.35%, and 5.89% on an annualized basis; the Bank of America/Merrill Lynch High Yield Master II Index returned 14.18%, 12.69%, 9.03%, and 8.10% on an annualized basis. The Fund’s gross expense ratio is 1.54%.

Performance data quoted represents past performance and does not guarantee future results.  Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-996-FUND. The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If it had, returns would be reduced.

Please keep in mind, we try to maintain some “balance” in the portfolio of stocks, bonds and cash, whereas the equity indices are all stock, all of the time.  In an attempt at full disclosure, the reader should note that the trailing five years ending March 31, 2011 have been difficult times for the U.S. equity investor, with returns in the low single digits.

In my last shareholder communication, I mentioned there have been several periods where it appears that we “lost it.”  This feeling is becoming more acute by the day as stock and bond prices have continued to rise, often without a corresponding increase in the Fund’s N.A.V.  It is easy from a marketing perspective to give the traditional pabulum of “maintaining investment discipline” while our investment brethren appear to be doing what the singer, Prince, wrote in a song, partying “like it’s 1999!”  We are not trying to be fuddy-duddies; rather, our chief concern is to help preserve the capital under our care.

There are several items that give us pause as we approach the back half of the Fund’s fiscal year.  First, over the last two years, equity prices, as measured by either the S&P 500 Index or the Russell 2000 Index, are up over 100%.  Second, interest rate spreads for corporate debt (defined as the difference between the yield on a corporate bond and the yield on a Treasury bond of the same maturity) are close to record

Intrepid Capital Fund

tightness. In other words, prices are high.  Third, the general investing public, after missing most of the run up in equity prices, returned with “net inflows” to equity funds for the first time in over two years starting the week after Christmas.  Fourth and finally, despite the best attempts of the Federal Reserve and Q.E. 2 (Quantitative Easing, Part Two) to lower interest rates with a $600 billion bond buying effort, interest rates are higher now than when they started the program in November 2010.  The 10-year Treasury rate, a good “risk-free” barometer, is now 1.20% higher, and the 30-year mortgage rate is 0.50% higher than when all the shenanigans started.

As bottom-up investors, we at Intrepid Capital search for securities where disconnects exist between price and value.  While we are certainly cognizant of my list of current concerns, it is not what drives our decision to buy or sell. For us, the price of the security is the main buy/sell driver. For a purchase, we look for a margin of safety, in which we buy a stock at a price that we believe is less than our estimate of the stock’s intrinsic value.  Today, I am not sure one exists.

We will stay alert for new opportunities as the remainder of the year unfolds.

Thank you for entrusting us with your hard earned capital.  If there is anything we can do to serve you better, please don’t hesitate to call 866-996-FUND.

Sincerely,

Mark F. Travis
President

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is subject to special risks including volatility due to investments in small- and mid-cap stocks, high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments by the Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Bank of America/Merrill Lynch High Yield Master II Index is Merrill Lynch’s broadest high yield index, and as such is comparable with the broad indices published by other investment banks. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 Index, as ranked by market capitalization. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Intrepid Funds are distributed by Quasar Distributors, LLC.

Intrepid Small Cap Fund

Jayme Wiggins,
Small Cap Fund Portfolio Manager

March 31, 2011

Dear Fellow Shareholders,

By now, we are sure you have noticed that the Intrepid Small Cap Fund (the “Fund”) does not behave exactly like the market. Over the past two quarters, our returns have fallen far short of small cap benchmarks. During the three months ending March 31, 2011, the Intrepid Small Cap Fund returned 3.18% compared to a 7.94% gain in the Russell 2000 Index. On days that the small cap market declined (early March), the Fund usually performed relatively well, while on days the market was higher (the majority), the Fund lagged. For the last six months ended March 31, 2011, the Intrepid Small Cap Fund rose 11.55% versus a 25.48% return for the Russell 2000.

This Fund is not for everyone. We are absolute return investors, and we do not play the relative game. Today’s market has been rewarding those who embrace risk. In contrast, we are keenly focused on minimizing risk. With the Russell 2000 now at an all-time high, undervalued stocks are scarce. As a result, cash is around 35% of Fund assets. We are not as sanguine about this economy as most investors, but making macro-economic calls is not our forte. Fortunately, our investment process is serving up clear signals that we should not be heavily invested in companies that are dependent on a strong economy. With corporate profit margins approaching record levels and valuation multiples similarly extended, we struggle to find the margin of safety in most cyclical small cap names. In a world of investment land mines, we demand hazard pay (i.e. what we view as an adequate margin of safety) to defuse an explosive device, while many of our peers seem to be working pro bono—any risk premium will suffice.

We are generally avoiding some of the more popular parts of the market, where the risk/reward equation has become unfavorably skewed.  While many of our holdings have cyclicality and should benefit from a stronger economy, we believe our businesses are, on average, less prone to economic swings than the broader market. A quick survey of our top holdings may illustrate this point:

1)CSG Systems (ticker: CSGS): billing service provider to cable & satellite industry; high recurring revenue

2)FTI Consulting (ticker: FCN): diversified operator; largest segment focuses on corporate restructurings

3)ManTech (ticker: MANT): defense IT services provider

4)Epiq Systems (ticker: EPIQ): legal software and services; leader in bankruptcy administration

5)Bio-Rad (ticker: BIO): sells instruments and reagents to the life sciences and clinical diagnostics markets; over 70% recurring revenue

Intrepid Small Cap Fund

6)Aaron’s (ticker: AAN): rent-to-own operator that grew earnings through recession

7)Teleflex (ticker: TFX): 90% of revenue comes from catheters and other single-use disposable medical devices

The largest positive contributor to the Fund’s performance for the quarter was Aaron’s. Aaron’s is the nation’s second largest rent-to-own operator after Rent-A-Center (ticker: RCII), a name that we sold last quarter. Aaron’s lease and ownership concept is positioned slightly “upmarket” from Rent-A-Center, and Aaron’s has been able to consistently grow its market share over the last decade while delivering solid same store sales gains and increasing profitability. Despite this, the company’s stock underperformed Rent-A-Center and the overall small cap market late last year and into 2011. We increased our position in Aaron’s leading up to its February earnings report, which was well received by market participants. Other portfolio holdings with a large favorable impact on performance were Potlatch (ticker: PCH - high dividend timber REIT) and Amerisafe (ticker: AMSF - workers compensation insurer trading near book value).

The largest negative contributors this quarter were Tekelec (ticker: TKLC), Tellabs (ticker: TLAB), and Core-Mark (ticker: CORE). Collectively, the two telecom holdings, Tekelec and Tellabs, cost the Fund approximately 1% in the quarter. Tekelec was particularly painful. The Fund originally purchased this holding in December 2009. At the time, we believed the company could weather the transition from its legacy products to newer-generation IP-based products (the thesis on Tellabs was similar). However, the falloff in legacy equipment was more severe than we anticipated, and this was made evident during the first quarter. Occasionally, we buy businesses with more operational risk if they have strong balance sheets. Both Tekelec and Tellabs hold significant cash and fit this bill, but our analysis of the operating fundamentals fell short. Currently both stocks are priced at tangible book value plus a little more than one year’s research and development spending, which is undemanding for cash flow positive businesses.

New ideas are harder to come by than any time in several years. During the quarter, we increased our position in Regis (ticker: RGS), which we had a toehold weight in at the end of last quarter. Regis runs the nation’s largest hair salon network, operating under banners including “Supercuts” and “SmartStyle” (the chain inside Walmart). The company put itself up for sale last summer, but the process was abandoned in December after management deemed the private equity bids to be inadequate. This caused a sharp drop in the stock price. Same store sales at Regis have been weak for a couple of years, as consumers have stretched out the time in between haircuts. Additionally, management has made several bad decisions that keep them off of the all-star team. Still, Regis currently generates a mountain of cash flow, has repeat customers, and its salon concepts cater to the frugal consumer. The company has also paid down a substantial amount of debt over the last two years.

Intrepid Small Cap Fund

We also recently bought Securitas (ticker: SECUB), a Sweden-based firm that is the largest provider of armed guarding services in Europe and the U.S. We noticed Securitas on one of our 52 week low screens. It was not trading at a large discount, but security services are a defensive business that has historically grown faster than worldwide GDP. Securitas has a 90% client retention rate and the stock offers a 4% dividend yield.

Should the market continue to rapidly appreciate, we expect our performance to trail as a result of our cash position and less exciting portfolio holdings, which are good companies but do not involve a lot of imagination. Investors are more bullish today than any time in the last 2 years, even though small caps have risen nearly 150% from the bottom on March 9, 2009 (as measured by the Russell 2000 Index). Higher prices beget more bullishness, a phenomenon which the puppet masters at the Fed have taken to the bank (pun intended). In our view, it is prudent to scale back portfolio risk until small cap prices become cheaper. When they do, we will put money to work. We firmly believe that our value-based investment process should perform well over a full market cycle, and we sincerely appreciate your patience as fund shareholders.  Thank you for your investment.

Sincerely,

Jayme Wiggins, CFA
Intrepid Small Cap Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is subject to special risks including volatility due to investments in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund is considered non-diversified as a result of limiting its holdings to a relatively small number of positions and may be more exposed to individual stock volatility than a diversified fund.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization. You cannot invest directly in an index.

Book Value is the net asset value of a company, calculated by subtracting total liabilities from total assets. Cash Flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Please refer to the Schedule of Investments for a complete listing of fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Intrepid Income Fund

Jason Lazarus,	Ben Franklin,
Income Fund Co-Portfolio Manager	Income Fund Co-Portfolio Manager

March 31, 2011

Dear Fellow Shareholders,

The high yield bond market continued to climb higher in the first quarter as investors flooded the asset class with funds and issuance continued to surge. Generally, inflows beget issuance, and issuance begets inflows, and thus the cycle tends to feed on itself. As portfolio managers strain to put newly acquired cash to work, bond prices get pushed higher and yields decline, eventually leading to the scenario we are currently experiencing with covenant light bonds and issues that are payable in kind. Payable in kind bonds allow the issuer to defer interest payments and instead issue more debt to the lender. These are not the types of situations that we like to be involved in; eventually someone is left without a chair when the music stops.

The Intrepid Income Fund (the “Fund”) performed about as we would expect, returning 1.73% in the first three months of the year. The Bank of America Merrill Lynch High Yield Master II index returned 3.90%. The quarter ending March 31, 2011 also marks six months since the end of the Fund’s fiscal year. From September 30, 2010 through March 31, 2011 the Fund has returned 2.97% compared to the Bank of America Merrill Lynch High Yield Master II index return of 7.09%.

As has been the case in previous quarters, the Fund experienced less volatility than the index, but the deviation was less pronounced this quarter as the index paused only once on its upward path. The top two contributors to the Fund’s performance were Potlatch Corporation common stock (ticker: PCH), and Teleflex convertible bonds due in 2017. The aforementioned equity position was entered opportunistically when we believed the company’s stock was significantly undervalued. Additionally, at the time of purchase the dividend yield was over 6% which helped produce income for our shareholders. We have followed this company for a number of years, and own the shares in other Intrepid mutual funds.

The Teleflex convertible bond was discovered by our small cap portfolio manager, who found the company’s equity to be undervalued. We were able to enter the position with a positive yield even from the straight bond alone, as the market was under pricing the value of the embedded call option. Due to the more volatile nature of the two securities mentioned, we held both positions to a half weight of 2% each, and we recently exited the Potlatch position completely after quarter end.

It was tough to lose money in the quarter, as there was only one position that negatively contributed to the Fund’s return. The detractor reduced the Fund’s

Intrepid Income Fund

performance by a mere basis point, and was one of our most recent purchases, which had not yet accrued much coupon interest.

The Intrepid Income Fund established new positions in seven bond issues in the quarter: Bill Barrett 9.875% due July 15, 2016, Bio-Rad 8.0% due September 15, 2016, Mac-Gray 7.625% due August 15, 2015, Sally Holdings 9.25% due November 15, 2014, Teleflex 3.875% convertibles due August 1, 2017, Speedway Motorsports 8.75% due June 1, 2016 and Smith & Wesson 9.5% due January 14, 2016, which were exchanged from our previous holding in the 2026 notes.

As has been the case in prior quarters, many of our holdings were called by their issuers. These bonds include Bio-Rad 7.5% due August 15, 2013, Communications and Power Industries 8.0% due February 1, 2012, Dycom 8.125% due October 15, 2015, Radioshack 7.375% due May 15, 2011, Speedway Motorsports 6.75% due June 1, 2013, Syniverse 7.75% due August 15, 2013, and Valassis Communications 8.25% due March 1, 2015.

We discussed Smith & Wesson in last quarter’s commentary when we purchased their 4% convertible notes due December 15, 2026 (eligible to be put in December 2011). The Company offered to exchange these notes for 9.5% coupon notes due January 14, 2016. We happily obliged via two separate exchanges, and the new notes went on to be a top Fund contributor despite the fact they were not in the Fund for the entire month of January.

Mac-Gray Corporation is the second largest laundry facilities management contractor in the United States, operating both card- and coin-operated facilities. Even though many would like to get rid of the dreaded laundry chore, there is no end in sight which gives us comfort that Mac-Grays’ revenue should be recurring for an extended period. Mac-Gray previously went on an acquisition binge starting in 2004, but has since focused on paying down the debt used to make acquisitions. Additionally, the company recently had the displeasure of enduring an expensive proxy battle, which included a piercing attack on management for making acquisitions that failed to meet promises. One of the dissident shareholders won a Board seat, which we believe reduces the risk of any future misallocation of capital.

As we have noted on numerous occasions, we are absolute return investors with a bias to shorter duration, higher quality securities. Further, we do not intend to change our strategy merely because we are being outpaced by our peers. The yield-to-worst on the Bank of America Merrill Lynch High Yield Master II Index, as of March 31, 2011 was 7.0%. We do not consider this yield attractive given the current risks, and will be even more reluctant to invest in low yielding securities. We believe we have, however, been able to find a few securities with yields equal to or greater than the index, with less risk. As the market continues to march to higher levels we find this job increasingly difficult.

Intrepid Income Fund

Our fiduciary duty is to our clients, and we intend to manage your investment as well as our own personal investments with prudence and care. This means we will typically underperform the index in what we consider overly optimistic times in order to hopefully prevent a large loss of capital when the optimism fades. In the meantime, we strive to achieve an adequate income for our investors.

Sincerely,

Ben Franklin	Jason Lazarus
Co-Lead Portfolio Manager	Co-Lead Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is generally greater for longer term debt securities. Investments by the Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the fund is more exposed to individual securities volatility than a diversified fund.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Bank of America Merrill Lynch High Yield Master II Index is Merrill Lynch’s broadest high yield index, and as such is comparable with the broad indices published by other investment banks. You cannot invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration. Yield to Worst is the bond yield computed by using the lower of either the yield to maturity or the yield to call on every possible call date. Basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Please refer to the Schedule of Investments for a complete listing of fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Intrepid All Cap Fund

Greg Estes,
All Cap Fund Portfolio Manager

March 31, 2011

Dear Fellow Shareholders,

For the quarter ended March 31, 2011, the Intrepid All Cap Fund (the “Fund”) gained 4.31% compared to a gain of 5.92% for the S&P 500 Index. Underperformance for the quarter was hurt by two primary factors. First, our cash position remained high throughout the quarter and by March 31st was approximately 26%, which is higher than the previous quarter end. The cause of this increase is due to two significant sales near quarter end, which we detail further in this letter. The cash allocation was the leading detractor from performance. However, we remain true to our discipline in not purchasing businesses until such time that they have an appropriate discount to our calculated intrinsic values. If the market continues its upward momentum, we are left with fewer opportunities for inclusion in the Fund. The other detractors to performance were two of our telecom holdings: Tekelec (ticker: TKLC) and Tellabs (ticker: TLAB). Both firms reported results below “Street” expectations, but the lackluster forward projections for 2011 are what hurt them even more. In the case of Tekelec, some important sales to Indian telecom operators have been delayed, and until uncertain regulation issues are resolved between the Indian government and Indian telecom operators, Tekelec sales to that region remain on hold. In the case of Tellabs, sales to its two largest North American customers, Verizon (ticker: VZ) and AT&T (ticker: T), are projected to be lower than in 2010. In both cases, we employ what we believe is a conservative valuation which factors in the value of assets for both companies. We believe the market is underpricing them in comparison to their liquidation values.

The leading contributors to portfolio performance were Cephalon (ticker: CEPH) and Aaron’s (ticker: AAN). Cephalon is part of a theme which we will elaborate upon further in this letter, but suffice it to say that the takeover was neither entirely foreseen nor unwelcome on our part. This mid-sized specialty pharmaceutical company attracted us because of its attractive free cash flows compared to its size. For 2010, it generated $967 million in Earnings Before Interest, Taxes, and Amortization (EBITA), but its Enterprise Value (Equity plus Minority Interest plus Debt minus Cash) was only $4.59 billion. If viewed as a yield, that is more than 21%. Part of the rationale for such a high yield was the uncertainty surrounding Cephalon’s primary drug Provigil, which is prescribed for narcolepsy, shift work disorder, and sleepiness associated with obstructive sleep apnea. This drug goes off patent in 2012, yet it accounted for 40% of 2010 sales. In its place, Cephalon hopes patients will shift to its new drug Nuvigil, which has extended patent protection. To further aid in the potential for Nuvigil, Cephalon seeks to add FDA-approved indications, such as bipolar depression. Management believes it can convert about half of its current patients from Provigil to Nuvigil. Our thesis is that the revenue

Intrepid All Cap Fund

“hole” created by Provigil’s shift to generic would be overcome by growth in its other existing drugs as well as a full year of performance for its newly acquired generics subsidiary, Mepha, which has leading share in various European markets.  The company also has a pipeline of drugs which, while early in development, nonetheless made it an acquisition opportunity for another pharmaceutical company that desired Cephalon’s cash flows for a relatively cheap price. With these circumstances, Valeant Pharmaceuticals International (ticker: VRX) made a hostile cash bid of $73 per share on March 29, 2011. As the share price closed in on our intrinsic value, we have begun paring back the position.

Although not under quite as dramatic circumstances, Aaron’s has continued to display outstanding performance, with same store sales growing much faster than expected. Following this news, shares began to move up sharply, and we subsequently responded by liquidating the position.  Because Aaron’s share price is somewhat volatile, we remain watchful should the price once again slip to the point where we can reacquire it with an appropriate discount to intrinsic value.

Looking ahead, we believe that there are two themes which may present us with opportunities. The first is the relative dislocation between smaller cap securities (small caps and mid caps) and large cap securities. We think this has led to a higher level of opportunities than what we believe we typically observe. Today, the S&P 500’s average P/E is roughly 15.5 times, which is less than half of the Russell 2000’s average P/E of roughly 32.5 times. Midcaps within the S&P MidCap 400 Index sit at an average P/E of 22.7 times. Now, a counterpoint to this observation could be that smaller caps have higher growth rates than large caps, thus the higher multiple is justified. That may be true in specific situations. Certainly, an individual business with a high growth rate does deserve a higher multiple than the same business with no growth rate (assuming the businesses in question are not destroying capital). However, in light of the high profit margins we are now seeing in the market among companies of all sizes, this disparity in multiples between small-caps and large-caps is indicative of fewer opportunities among smaller cap securities. We believe it makes sense for us to spend more times looking for attractively priced, quality large cap businesses in the current environment.

A second area for opportunity is within healthcare businesses. The general stock market recovery began two years ago at the end of March, 2009. In that time period, the Healthcare sector of the S&P 500 Index has underperformed the broad market by more than 30% cumulatively (the Healthcare sector had a total, non-annualized return of 41.40% over two years versus the S&P 500’s total non-annualized return of 73.18%). While some of this underperformance can be attributed to Healthcare Reform, we believe that much of it is caused by a shift away from less cyclical businesses to more cyclical businesses to gain more risk exposure in the wake of perceived economic recovery. We view this as an investment opportunity. That is, we see businesses being discarded that offer a history of highly stable free cash flows.

Intrepid All Cap Fund

Within this sector, we maintain a preference towards businesses which have market share, either through patents on exclusive drugs or medical devices, sufficient scale and distribution within generic pharmaceuticals, or businesses which have a repeatable, less capital intensive revenue stream (think catheters and stents versus MRI machines).

Because we find ourselves at the six month mark since the end of the Fund’s fiscal year, we want to report trailing six-month performance since September 30th, 2010 through March 31, 2011. In this period, The Intrepid All Cap Fund returned 12.26% versus the S&P 500’s return of 17.31%.

Those who have read these letters in the past know that we like to close with a final note on the average discount within the Fund. Each investment will have a discount to intrinsic value which is based upon its market price and our calculated intrinsic value. The average discount within the All Cap Fund is roughly 9%. We will continue to evaluate opportunities, buying new positions or adding to existing positions should their discounts increase.

Sincerely,

Gregory M. Estes
Intrepid All Cap Fund Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is subject to special risks including volatility due to investments in smaller and medium sized companies, which involve additional risks such as limited liquidity and greater volatility. The Fund is considered non-diversified as a result of limiting its holdings to a relatively small number of positions and may be more exposed to individual stock volatility than a diversified fund.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 Index, as ranked by market capitalization. S&P MidCap 400 Index serves as a barometer for the US mid cap equities sector. Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 300 Index and serves as a benchmark for small cap stocks in the US. You cannot invest directly in an index.

EBITA is commonly used when equating profitability and efficiency of a company. Enterprise Value is an economic measure reflecting the market value of the whole business. Free cash flow is revenue less operating expenses including interest expense and maintenance capital spending. It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments,

Intrepid All Cap Fund

investing back into the business or share repurchase. Price to earnings ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Please refer to the Schedule of Investments for a complete listing of fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Intrepid Funds

EXPENSE EXAMPLE
March 31, 2011 (Unaudited)

As a shareholder of the Intrepid Capital Management Funds Trust (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other expenses incurred by the Funds.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period of October 1, 2010 through March 31, 2011.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the following example.  The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Intrepid Funds

EXPENSE EXAMPLE (continued)
March 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

INTREPID CAPITAL FUND – INVESTOR CLASS

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,093.50	$7.31
Hypothetical (5% return
before expenses)	1,000.00	1,017.95	7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period.

INTREPID CAPITAL FUND – INSTITUTIONAL CLASS

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,095.00	$6.01
Hypothetical (5% return
before expenses)	1,000.00	1,019.20	5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period.

INTREPID SMALL CAP FUND – INVESTOR CLASS

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,115.50	$7.38
Hypothetical (5% return
before expenses)	1,000.00	1,017.95	7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period.

Intrepid Funds

EXPENSE EXAMPLE (continued)
March 31, 2011 (Unaudited)

INTREPID SMALL CAP FUND – INSTITUTIONAL CLASS
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,117.10	$6.07
Hypothetical (5% return
before expenses)	1,000.00	1,019.20	5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period.

INTREPID INCOME FUND – INVESTOR CLASS
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,029.70	$5.82
Hypothetical (5% return
before expenses)	1,000.00	1,019.20	5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over theperiod, multiplied by 182/365 to reflect the period.

INTREPID INCOME FUND – INSTITUTIONAL CLASS
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,030.70	$4.56
Hypothetical (5% return
before expenses)	1,000.00	1,020.44	4.53

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over theperiod, multiplied by 182/365 to reflect the period.

INTREPID ALL CAP FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,122.60	$9.16
Hypothetical (5% return
before expenses)	1,000.00	1,016.31	8.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over theperiod, multiplied by 182/365 to reflect the period.

Intrepid Capital Fund

ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2011 (Unaudited)

INTREPID CAPITAL FUND
(as a % of total investments)

COMPONENTS OF PORTFOLIO HOLDINGS

Common Stocks	$204,331,076
Corporate Bonds	83,317,185
U.S. Treasury Obligations	31,965,495
Real Estate Investment Trust	7,325,887
Convertible Bonds	7,063,328
Other Short-Term Investments	2,380,259
$336,383,230

Intrepid Small Cap Fund

SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2011 (Unaudited)

INTREPID SMALL CAP FUND
(as a % of total investments)

COMPONENTS OF PORTFOLIO HOLDINGS

Short-Term Investments	$268,064,779
Information Technology	167,024,324
Consumer Discretionary	116,534,963
Financials	67,493,955
Health Care	54,385,551
Industrials	39,014,075
Consumer Staples	22,538,513
Utilities	12,191,633
Energy	11,784,106
Materials	11,554,200
Telecommunication Services	6,133,400
$776,719,499

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Intrepid Income Fund

ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2011 (Unaudited)

INTREPID INCOME FUND
(as a % of total investments)

COMPONENTS OF PORTFOLIO HOLDINGS

Corporate Bonds	$48,587,526
U.S. Treasury Obligations	21,993,335
Convertible Bonds	4,927,083
Other Short-Term Investments	2,359,331
Real Estate Investment Trust	868,481
$78,735,756

Intrepid All Cap Fund

SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2011 (Unaudited)

INTREPID ALL CAP FUND
(as a % of total investments)

COMPONENTS OF PORTFOLIO HOLDINGS

Information Technology	$9,680,670
Short-Term Investments	7,508,487
Health Care	5,731,374
Financials	3,371,050
Consumer Discretionary	3,033,132
Consumer Staples	2,620,669
Telecommunication Services	1,128,276
Industrials	985,081
Materials	233,733
$34,292,472

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.21%

Commercial & Professional Services - 3.58%
FTI Consulting, Inc. (a)	192,805	$7,390,216
Securitas AB (b)	416,583	4,959,871
		12,350,087
Consumer Services - 5.60%
Dover Motorsports, Inc. (a)	670,750	1,341,500
International Speedway Corp. - Class A	207,767	6,191,457
Regis Corp.	342,988	6,084,607
Speedway Motorsports, Inc.	357,452	5,712,083
		19,329,647
Diversified Financials - 3.69%
CoreLogic, Inc.	328,000	6,068,000
Federated Investors, Inc.	248,600	6,650,050
		12,718,050
Food & Staples Retailing - 1.15%
Weis Markets, Inc.	97,820	3,957,797

Food, Beverage & Tobacco - 2.17%
Kraft Foods, Inc.	81,567	2,557,941
Sara Lee Corp.	279,050	4,930,814
		7,488,755
Health Care Equipment & Services - 3.57%
ICU Medical, Inc. (a)	112,350	4,918,683
Teleflex, Inc.	127,482	7,391,406
		12,310,089
Household & Personal Products - 3.98%
American Greetings Corp.	286,400	6,759,040
Central Garden & Pet Co. - Class A (a)	387,749	3,571,168
Central Garden & Pet Co. - Class B (a)	132,339	1,165,907
Oil-Dri Corporation of America (c)	105,847	2,254,541
		13,750,656
Insurance - 5.92%
AMERISAFE, Inc. (a)	305,405	6,752,504

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.21% (continued)

Insurance - 5.92% (continued)
Baldwin & Lyons, Inc. - Class B	143,171	$3,353,065
Berkshire Hathaway, Inc. - Class B (a)	72,000	6,021,360
The Travelers Companies, Inc.	72,556	4,315,631
		20,442,560
Materials - 4.30%
Newmont Mining Corp.	160,630	8,767,185
Royal Gold, Inc.	116,000	6,078,400
		14,845,585
Pharmaceuticals, Biotechnology
& Life Sciences - 5.12%
Cephalon, Inc. (a)	42,000	3,182,760
Gilead Sciences, Inc. (a)	142,830	6,061,705
Johnson & Johnson	142,200	8,425,350
		17,669,815
Retailing - 2.78%
Aaron’s, Inc.	149,408	3,788,987
Home Retail Group Plc (b)	1,525,702	4,726,211
Midas, Inc. (a)(c)	140,845	1,080,281
		9,595,479
Software & Services - 11.61%
Automatic Data Processing, Inc.	48,647	2,496,077
CSG Systems International, Inc. (a)	313,950	6,260,163
EPIQ Systems, Inc. (c)	433,010	6,218,024
Mantech International Corp. (a)	111,004	4,706,570
Microsoft Corp.	325,000	8,242,000
Square Enix Holdings Co., Ltd. (b)	328,620	5,704,824
TECMO KOEI HOLDINGS CO., Ltd. (b)	366,000	2,970,065
Total Systems Services, Inc.	193,105	3,479,752
		40,077,475
Technology Hardware & Equipment - 4.57%
Dell, Inc. (a)	460,890	6,687,514
Mocon, Inc.	23,942	341,173

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.21% (continued)

Technology Hardware &
Equipment - 4.57% (continued)
Tekelec (a)	657,289	$5,337,187
Tellabs, Inc.	650,000	3,406,000
		15,771,874
Telecommunication Services - 1.17%
Telephone & Data Systems, Inc.	119,383	4,023,207
TOTAL COMMON STOCKS
(Cost $186,737,185)		204,331,076

	Principal
	Amount
CONVERTIBLE BONDS - 2.05%

Energy - 0.74%
Bill Barrett Corp.
5.000%, 03/15/2028	$2,500,000	2,553,125

Food & Staples Retailing - 0.28%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,017,000	973,778

Health Care Equipment & Services - 1.03%
Teleflex, Inc.
3.875%, 08/01/2017	3,140,000	3,536,425
TOTAL CONVERTIBLE BONDS
(Cost $6,685,823)		7,063,328

CORPORATE BONDS - 24.15%

Capital Goods - 1.48%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (d)	4,992,000	5,116,800

Commercial & Professional Services - 0.54%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,815,000	1,869,450

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 24.15% (continued)

Consumer Durables & Apparel - 4.02%
Hanesbrands, Inc.
3.831%, 12/15/2014 (d)	$4,856,000	$4,831,720
Perry Ellis International, Inc.
8.875%, 09/15/2013	3,984,000	4,042,931
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	4,839,000	4,990,219
		13,864,870
Consumer Services - 3.96%
Carrols Corp.
9.000%, 01/15/2013	3,845,000	3,854,613
Mac-Gray Corp.
7.625%, 08/15/2015	3,713,000	3,787,260
Speedway Motorsports, Inc.
8.750%, 06/01/2016	5,500,000	6,029,375
		13,671,248
Energy - 0.56%
Bill Barrett Corp.
9.875%, 07/15/2016	1,714,000	1,928,250

Household & Personal Products - 4.24%
American Greetings Corp.
7.375%, 06/01/2016	6,822,000	7,052,242
Amscan Holdings, Inc.
8.750%, 05/01/2014	4,489,000	4,539,501
Central Garden & Pet Co.
8.250%, 03/01/2018	2,897,000	3,034,608
		14,626,351
Materials - 2.26%
AEP Industries, Inc.
7.875%, 03/15/2013	6,649,000	6,640,689
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,050,000	1,139,250
		7,779,939

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 24.15% (continued)

Media - 1.90%
Scholastic Corp.
5.000%, 04/15/2013	$6,477,000	$6,549,866

Retailing - 5.19%
Collective Brands, Inc.
8.250%, 08/01/2013	7,077,000	7,200,847
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	6,612,000	6,744,240
Sally Holdings LLC
9.250%, 11/15/2014	3,781,000	3,965,324
		17,910,411
TOTAL CORPORATE BONDS
(Cost $82,150,118)		83,317,185

	Shares
REAL ESTATE INVESTMENT TRUST - 2.12%

Real Estate - 2.12%
Potlatch Corp.	182,236	7,325,887
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,951,928)		7,325,887

SHORT-TERM INVESTMENTS - 9.95%

Money Market Funds - 0.69%
SEI Daily Income Trust Treasury Fund	2,380,259	2,380,259

	Principal
	Amount
U.S. Treasury Bills - 9.26%
0.156%, 07/07/2011 (e)	$4,000,000	3,998,329
0.172%, 07/28/2011 (e)	4,000,000	3,997,771
0.181%, 08/25/2011 (e)	4,000,000	3,997,094
0.192%, 09/22/2011 (e)	4,000,000	3,996,335
0.203%, 10/20/2011 (e)	4,000,000	3,995,501

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 9.95% (continued)

U.S. Treasury Bills - 9.26% (continued)
0.202%, 11/17/2011 (e)	$4,000,000	$3,994,889
0.223%, 12/15/2011 (e)	4,000,000	3,993,679
0.258%, 01/12/2012 (e)	4,000,000	3,991,897
		31,965,495
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,345,754)		34,345,754

Total Investments - 97.48%
(Cost $315,870,808)		336,383,230
Other Assets in Excess of Liabilities - 2.52%		8,705,759
TOTAL NET ASSETS - 100.00%		$345,088,989

Percentages are stated as a percent of net assets.
(a)Non-income producing security.
(b)Foreign issued security.
(c)Affiliated company.  See Footnote 3.
(d)Variable rate security.  The rate shown is as of March 31, 2011.
(e)Rate shown is the effective yield based on purchase price.  The calculation assumes the security is held to maturity.

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.39%

Capital Goods - 0.24%
Gencor Industries, Inc. (a)	235,331	$1,856,762

Commercial & Professional Services - 4.78%
FTI Consulting, Inc. (a)	566,122	21,699,456
Securitas AB (b)	1,298,316	15,457,857
		37,157,313
Consumer Durables & Apparel - 0.38%
CSS Industries, Inc.	157,699	2,972,626

Consumer Services - 5.65%
Ambassadors Group, Inc.	431,596	4,725,976
International Speedway Corp. - Class A	274,338	8,175,273
Regis Corp.	1,046,135	18,558,435
Speedway Motorsports, Inc.	779,498	12,456,378
		43,916,062
Diversified Financials - 3.48%
CoreLogic, Inc. (a)	858,464	15,881,584
Federated Investors, Inc.	418,873	11,204,853
		27,086,437
Energy - 1.52%
Bill Barrett Corp. (a)	295,267	11,784,106

Food & Staples Retailing - 1.12%
Weis Markets, Inc.	216,021	8,740,210

Health Care Equipment & Services - 4.50%
ICU Medical, Inc. (a)	358,425	15,691,846
Teleflex, Inc.	333,300	19,324,734
		35,016,580
Household & Personal Products - 3.90%
American Greetings Corp.	700,595	16,534,042
Central Garden & Pet Co. - Class A (a)	866,826	7,983,468
Oil-Dri Corporation of America - Class A (c)	272,997	5,814,836
		30,332,346

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.39%(continued)

Insurance - 5.21%
AMERISAFE, Inc. (a)	736,100	$16,275,171
Baldwin & Lyons, Inc. - Class B	265,286	6,212,998
Brown & Brown, Inc.	307,699	7,938,634
Hilltop Holdings, Inc. (a)	1,015,953	10,109,808
		40,536,611
Materials - 1.49%
Royal Gold, Inc.	220,500	11,554,200

Media - 1.68%
Scholastic Corp.	483,646	13,077,788

Pharmaceuticals, Biotechnology
& Life Sciences - 2.49%
Bio-Rad Laboratories, Inc. (a)	161,220	19,368,971

Retailing - 5.15%
Aaron’s, Inc.	763,473	19,361,675
Core-Mark Holding Co., Inc. (a)(c)	565,180	18,679,199
Midas, Inc. (a)(c)	259,918	1,993,571
		40,034,445
Software & Services - 16.62%
Acxiom Corp. (a)	569,900	8,178,065
CSG Systems International, Inc. (a)	1,171,027	23,350,278
EPIQ Systems, Inc. (c)	1,402,958	20,146,477
Global Payments, Inc.	328,854	16,087,538
Hudson Soft Co., Ltd. (b)	392,900	1,367,545
Mantech International Corp. (a)	477,737	20,256,049
Square Enix Holdings Co., Ltd. (b)	667,400	11,586,025
TECMO KOEI HOLDINGS CO., Ltd. (b)	1,443,100	11,710,658
Total Systems Services, Inc.	916,055	16,507,311
		129,189,946
Technology Hardware & Equipment - 2.82%
Mocon, Inc.	15,716	223,953
Tekelec (a)	1,349,097	10,954,668

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.39%(continued)

Technology Hardware &
Equipment - 2.82% (continued)
Tellabs, Inc.	2,056,140	$10,774,173
		21,952,794
Telecommunication Services - 0.79%
Telephone & Data Systems, Inc.	182,000	6,133,400

Utilities - 1.57%
Portland General Electric Co.	512,900	12,191,633
TOTAL COMMON STOCKS
(Cost $433,222,650)		492,902,230

REAL ESTATE INVESTMENT TRUST - 2.03%

Real Estate - 2.03%
Potlatch Corp.	391,853	15,752,490
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $12,236,634)		15,752,490

SHORT-TERM INVESTMENTS - 34.47%

Money Market Funds - 6.70%
Fidelity Institutional Money Market Funds -
Government Portfolio	21,182,535	21,182,535
SEI Daily Income Trust Treasury Fund	30,932,000	30,932,000
		52,114,535

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 34.47% (continued)

U.S. Treasury Bills - 27.77%
0.141%, 04/21/2011 (d)	$66,000,000	$65,994,867
0.167%, 05/26/2011 (d)	68,000,000	67,982,858
0.144%, 06/02/2011 (d)	44,000,000	43,989,012
0.126%, 08/04/2011 (d)	38,000,000	37,983,507
		215,950,244
TOTAL SHORT-TERM INVESTMENTS
(Cost $268,064,779)		268,064,779
Total Investments - 99.89%
(Cost $713,524,063)		776,719,499
Other Assets in Excess of Liabilities - 0.11%		834,533
TOTAL NET ASSETS - 100.00%		$777,554,032

Percentages are stated as a percent of net assets.
(a)Non-income producing security.
(b)Foreign issued security.
(c)Affiliated company.  See Footnote 3.
(d)Rate shown is the effective yield based on purchase price.  The calculation assumes the security is held to maturity.

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS - 6.11%

Energy - 2.30%
Bill Barrett Corp.
5.000%, 03/15/2028	$1,818,000	$1,856,633

Food & Staples Retailing - 1.85%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,560,000	1,493,700

Health Care Equipment & Services - 1.96%
Teleflex, Inc.
3.875%, 08/01/2017	1,400,000	1,576,750
TOTAL CONVERTIBLE BONDS
(Cost $4,525,115)		4,927,083

CORPORATE BONDS - 60.28%

Capital Goods - 3.91%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (a)	3,078,000	3,154,950

Commercial & Professional Services - 2.46%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,985,840

Consumer Durables & Apparel - 10.30%
Hanesbrands, Inc.
3.831%, 12/15/2014 (a)	2,959,000	2,944,205
Perry Ellis International, Inc.
8.875%, 09/15/2013	2,908,000	2,951,015
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	2,332,000	2,404,875
		8,300,095
Consumer Services - 9.62%
Carrols Corp.
9.000%, 01/15/2013	2,406,000	2,412,015
Mac-Gray Corp.
7.625%, 08/15/2015	2,229,000	2,273,580

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 60.28% (continued)

Consumer Services - 9.62% (continued)
Speedway Motorsports, Inc.
8.750%, 06/01/2016	$2,800,000	$3,069,500
		7,755,095
Energy - 1.71%
Bill Barrett Corp.
9.875%, 07/15/2016	1,225,000	1,378,125

Household & Personal Products - 9.69%
American Greetings Corp.
7.375%, 06/01/2016	3,204,000	3,312,135
Amscan Holdings, Inc.
8.750%, 05/01/2014	2,923,000	2,955,884
Central Garden & Pet Co.
8.250%, 03/01/2018	1,475,000	1,545,062
		7,813,081
Materials - 4.26%
AEP Industries, Inc.
7.875%, 03/15/2013	3,221,000	3,216,974
Silgan Holdings, Inc.
7.250%, 08/15/2016	200,000	217,000
		3,433,974
Media - 4.66%
Scholastic Corp.
5.000%, 04/15/2013	3,714,000	3,755,782

Pharmaceuticals, Biotechnology
& Life Sciences - 0.14%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	100,000	110,750

Retailing - 12.18%
Collective Brands, Inc.
8.250%, 08/01/2013	3,527,000	3,588,723

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 60.28% (continued)

Retailing - 12.18% (continued)
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	$3,433,000	$3,501,660
Sally Holdings LLC
9.250%, 11/15/2014	2,599,000	2,725,701
		9,816,084
Technology Hardware & Equipment - 1.35%
Da-Lite Screen Co., Inc.
12.500%, 04/01/2015	1,000,000	1,083,750
TOTAL CORPORATE BONDS
(Cost $47,158,628)		48,587,526

	Shares
REAL ESTATE INVESTMENT TRUST - 1.08%

Real Estate - 1.08%
Potlatch Corp.	21,604	868,481
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $716,683)		868,481

SHORT-TERM INVESTMENTS - 30.21%

Money Market Fund - 2.93%
SEI Daily Income Trust Treasury Fund	2,359,331	2,359,331

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 30.21% (continued)

U.S. Treasury Bills - 27.28%
0.100%, 04/21/2011 (b)	$13,500,000	$13,499,250
0.150%, 09/15/2011 (b)	8,500,000	8,494,085
		21,993,335
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,352,666)		24,352,666

Total Investments - 97.68%
(Cost $76,753,092)		78,735,756
Other Assets in Excess of Liabilities - 2.32%		1,873,059
TOTAL NET ASSETS - 100.00%		$80,608,815

Percentages are stated as a percent of net assets.
(a)Variable rate security.  The rate listed is as of March 31, 2011.
(b)Rate shown is the effective yield based on the purchase price.  The calculation assumes the security is held to maturity.

See notes to financial statements.

Intrepid All Cap Fund

SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.78%

Commercial & Professional Services - 2.72%
FTI Consulting, Inc. (a)	25,700	$985,081

Consumer Services - 6.43%
International Speedway Corp. - Class A	23,400	697,320
Regis Corp.	40,676	721,592
Speedway Motorsports, Inc.	57,005	910,940
		2,329,852
Diversified Financials - 3.87%
CoreLogic, Inc.	39,792	736,152
Federated Investors, Inc.	24,950	667,413
		1,403,565
Food & Staples Retailing - 0.97%
Weis Markets, Inc.	8,706	352,245

Food, Beverage & Tobacco - 4.59%
Kraft Foods, Inc.	28,880	905,677
Sara Lee Corp.	42,760	755,569
		1,661,246
Health Care Equipment & Services - 5.76%
CR Bard, Inc.	5,220	518,398
ICU Medical, Inc. (a)	11,838	518,268
Teleflex, Inc.	18,100	1,049,438
		2,086,104
Household & Personal Products - 3.62%
American Greetings Corp.	29,800	703,280
Central Garden & Pet Co. - Class A (a)	65,926	607,178
		1,310,458
Insurance - 5.31%
Baldwin & Lyons, Inc. - Class B	28,365	664,308
Brown & Brown, Inc.	14,070	363,006
The Travelers Companies, Inc.	15,095	897,851
		1,925,165

See notes to financial statements.

Intrepid All Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.78% (continued)

Materials - 0.65%
Pan American Silver Corp. (b)	6,295	$233,733

Pharmaceuticals, Biotechnology
& Life Sciences - 10.06%
Bio-Rad Laboratories, Inc. (a)	7,780	934,689
Cephalon, Inc. (a)	4,825	365,639
Gilead Sciences, Inc. (a)	31,380	1,331,767
Johnson & Johnson	17,100	1,013,175
		3,645,270
Software & Services - 15.77%
CSG Systems International, Inc. (a)	23,600	470,584
EPIQ Systems, Inc. (c)	50,100	719,436
Global Payments, Inc.	13,000	635,960
Mantech International Corp. (a)	22,110	937,464
Microsoft Corp.	52,600	1,333,936
SAIC, Inc. (a)	43,700	739,404
Total Systems Services, Inc.	48,670	877,033
		5,713,817
Technology Hardware & Equipment - 8.92%
Dell, Inc. (a)	90,490	1,313,010
Tekelec (a)	119,924	973,783
Tellabs, Inc.	180,135	943,907
		3,230,700
Telecommunication Services - 3.11%
Telephone & Data Systems, Inc.	33,480	1,128,276
TOTAL COMMON STOCKS
(Cost $23,788,056)		26,005,512

REAL ESTATE INVESTMENT TRUST - 2.15%

Real Estate - 2.15%
Potlatch Corp.	19,365	778,473
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $581,411)		778,473

See notes to financial statements.

Intrepid All Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 20.72%

Money Market Funds - 9.69%
AIM STIT-Treasury Portfolio	613,828	$613,828
Fidelity Institutional Money Market Funds -
Government Portfolio	1,448,000	1,448,000
SEI Daily Income Trust Treasury Fund	1,448,000	1,448,000
		3,509,828

	Principal
	Amount
U.S. Treasury Bills - 11.03%
0.163%, 05/05/2011 (d)	$800,000	799,877
0.148%, 05/26/2011 (d)	800,000	799,821
0.175%, 06/30/2011 (d)	800,000	799,654
0.143%, 07/21/2011 (d)	800,000	799,647
0.111%, 08/18/2011 (d)	800,000	799,660
		3,998,659
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,508,487)		7,508,487

Total Investments - 94.65%
(Cost $31,877,954)		34,292,472
Other Assets in Excess of Liabilities - 5.35%		1,937,697
TOTAL NET ASSETS - 100.00%		$36,230,169

Percentages are stated as a percent of net assets.
(a)Non-income producing security.
(b)Foreign issued security.
(c)Affiliated company.  See Footnote 3.
(d)Rate shown is the effective yield based on purchase price.  The calculation assumes the security is held to maturity.

See notes to financial statements.

Intrepid Funds

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

	Intrepid	Intrepid Small
	Capital Fund	Cap Fund
ASSETS:
Investments, at market value(1)
Unaffiliated issuers	$326,830,384	$730,085,416
Affiliated issuers	9,552,846	46,634,083
Income receivable	1,821,208	730,312
Receivable for fund shares sold	1,542,624	3,209,016
Receivable for investments sold	6,282,687	6,195,667
Other assets	56,455	86,338
Total assets	346,086,204	786,940,832
LIABILITIES:
Payable for fund shares redeemed	297,885	728,071
Payable for investment securities purchased	342,184	7,766,629
Payable to Investment Adviser	269,999	627,468
Payable to Distributor	15,434	103,979
Accrued expenses	71,713	160,653
Total liabilities	997,215	9,386,800
Total net assets	$345,088,989	$777,554,032
NET ASSETS CONSIST OF:
Capital stock	$311,522,842	$670,289,759
Accumulated undistributed net investment loss	(19,720)	(1,079,397)
Accumulated undistributed net realized gain
on investments	13,075,949	45,156,440
Unrealized appreciation on investments	20,509,918	63,187,230
Total net assets	$345,088,989	$777,554,032
Investor Class
Net Assets	$241,311,216	$710,805,049
Shares outstanding	20,581,742	42,173,603
Institutional Class
Net Assets	$103,777,773	$66,748,983
Shares outstanding	8,846,615	3,944,425
Total shares outstanding (unlimited shares
of no par value authorized)	29,428,357	46,118,028
Investor Class Net asset value, offering
and redemption price per share	$11.72	$16.85
Institutional Class Net asset value, offering
and redemption price per share	$11.73	$16.92
(1) Cost of Investments
Unaffiliated issuers	$307,835,600	$675,477,170
Affiliated issuers	8,035,208	38,046,893

See notes to financial statements.

Intrepid Funds

STATEMENT OF ASSETS AND LIABILITIES (continued)
March 31, 2011 (Unaudited)

	Intrepid	Intrepid All
	Income Fund	Cap Fund
ASSETS:
Investments, at market value(1)
Unaffiliated issuers	$78,735,756	$33,573,036
Affiliated issuers	—	719,436
Income receivable	988,311	17,126
Receivable for fund shares sold	92,389	17,012
Receivable for investments sold	873,247	1,967,060
Other assets	25,694	13,620
Total assets	80,715,397	36,307,290
LIABILITIES:
Payable for fund shares redeemed	20,908	51
Payable to Investment Adviser	39,108	21,815
Payable to Distributor	—	10,498
Accrued expenses	46,566	44,757
Total liabilities	106,582	77,121
Total net assets	$80,608,815	$36,230,169
NET ASSETS CONSIST OF:
Capital stock	$78,099,649	$31,690,869
Accumulated undistributed net investment loss	(58,339)	(41,878)
Accumulated undistributed
net realized gain on investments	584,841	2,166,660
Unrealized appreciation on investments	1,982,664	2,414,518
Total net assets	$80,608,815	$36,230,169
Investor Class
Net Assets	$31,887,314	$36,230,169
Shares outstanding	3,232,587	3,405,448
Institutional Class
Net Assets	$48,721,501	—
Shares outstanding	4,945,782	—
Total shares outstanding (unlimited shares
of no par value authorized)	8,178,369	3,405,448
Investor Class Net asset value, offering
and redemption price per share	$9.86	$10.64
Institutional Class Net asset value, offering
and redemption price per share	$9.85	N/A
(1) Cost of Investments
Unaffiliated issuers	$76,753,092	$31,263,355
Affiliated issuers	—	614,599

See notes to financial statements.

Intrepid Funds

STATEMENT OF OPERATIONS
For the six months ended March 31, 2011 (Unaudited)

	Intrepid	Intrepid Small
	Capital Fund	Cap Fund
INVESTMENT INCOME:
Dividend income*
Unaffiliated issuers	$1,435,644	$3,411,372
Affiliated issuers	58,489	189,560
Interest income	2,366,090	110,337
Total investment income	3,860,223	3,711,269

Advisory fees	1,422,256	3,473,219
Distribution (12b-1) fees - Investor Class Only	236,147	794,314
Administration fees	115,854	266,659
Federal and state registration	34,092	66,864
Fund accounting fees	27,518	71,556
Shareholder servicing fees and expenses	26,398	69,608
Professional fees	25,288	32,240
Custody fees	13,570	37,116
Reports to shareholders	13,190	41,820
Trustees fees and expenses	6,338	17,924
Insurance	4,782	13,240
Miscellaneous	2,020	4,322
Total expenses before Adviser reimbursement	1,927,453	4,888,882
Expenses waived by Adviser	(55,711)	(100,366)
Net expenses	1,871,742	4,788,516
Net investment income (loss)	1,988,481	(1,077,247)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
Unaffiliated issuers	14,835,699	54,806,708
Affiliated issuers	(3,582)	361,485
Net change in unrealized
appreciation (depreciation) on investments	8,332,507	19,465,751
Net realized and unrealized gain on investments	23,164,624	74,633,944
Net increase in net assets resulting from operations	$25,153,105	$73,556,697

*Net of foreign taxes withheld in the amounts of $11,900 and $45,107.

See notes to financial statements.

Intrepid Funds

STATEMENT OF OPERATIONS (continued)
For the six months ended March 31, 2011 (Unaudited)

	Intrepid	Intrepid All
	Income Fund	Cap Fund
INVESTMENT INCOME:
Dividend income*
Unaffiliated issuers	$44,476	$195,567
Affiliated issuers	—	3,346
Interest income	1,889,479	3,116
Total investment income	1,933,955	202,029

Advisory fees	280,286	141,071
Distribution (12b-1) fees - Investor Class Only	39,149	35,268
Administration fees	30,756	16,562
Federal and state registration	19,796	11,256
Fund accounting fees	11,658	4,350
Shareholder servicing fees and expenses	21,500	18,686
Professional fees	22,838	23,228
Custody fees	3,499	1,805
Reports to shareholders	5,896	3,790
Trustees fees and expenses	2,576	842
Insurance	1,938	746
Miscellaneous	1,454	710
Total expenses before Adviser reimbursement	441,346	258,314
Expenses waived by Adviser	(65,441)	(14,407)
Net expenses	375,905	243,907
Net investment income (loss)	1,558,050	(41,878)

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments
Unaffiliated issuers	870,442	2,380,861
Affiliated issuers	—	—
Net change in unrealized
appreciation (depreciation) on investments	(172,637)	731,871
Net realized and unrealized gain on investments	697,805	3,112,732
Net increase in net assets resulting from operations	$2,255,855	$3,070,854

*Net of foreign taxes withheld in the amounts of $0 and $47.

See notes to financial statements.

Intrepid Capital Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income	$1,988,481	$2,071,797
Net realized gain on investments	14,832,117	6,539,202
Net change in unrealized
appreciation on investments	8,332,507	8,304,278
Net increase in assets
resulting from operations	25,153,105	16,915,277

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Investor Class	(1,226,314)	(1,528,635)
From net investment income - Institutional Class	(740,142)	(500,632)
From net realized gain - Investor Class	(5,139,117)	(1,340,955)
From net realized gain - Institutional Class	(2,698,136)	—
Total distributions	(9,803,709)	(3,370,222)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Investor Class	119,516,554	113,372,364
Proceeds from shares sold - Institutional Class	12,980,007	85,000,112
Proceeds from shares issued to holders in
reinvestment of dividends - Investor Class	5,117,847	2,791,918
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	3,396,454	490,771
Cost of shares redeemed - Investor Class(1)	(30,393,846)	(65,483,812)
Cost of shares redeemed - Institutional Class(2)	(4,120,631)	(1,071,293)
Net increase in net assets from
capital share transactions	106,496,385	135,100,060

TOTAL INCREASE IN NET ASSETS	121,845,781	148,645,115

NET ASSETS:
Beginning of period	223,243,208	74,598,093
End of period (including undistributed net
investment loss of $19,720 and $41,745)	$345,088,989	$223,243,208

(1)   Net of redemption fees of $5,153 and $11,132, respectively.
(2)   Net of redemption fees of $0 and $89, respectively.

See notes to financial statements.

Intrepid Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment loss	$(1,077,247)	$(460,174)
Net realized gain on investments	55,168,193	31,876,982
Net change in unrealized
appreciation on investments	19,465,751	21,128,036
Net increase in assets
resulting from operations	73,556,697	52,544,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain - Investor Class	(35,837,950)	(15,410,520)
From net realized gain - Institutional Class	(3,297,726)	(1,109,829)
Total distributions	(39,135,676)	(16,520,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Investor Class	286,117,248	405,020,428
Proceeds from shares sold - Institutional Class	20,637,280	58,722,103
Proceeds from shares issued to holders in
reinvestment of dividends - Investor Class	34,530,261	15,345,033
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	2,816,212	763,385
Cost of shares redeemed - Investor Class(1)	(152,797,988)	(183,915,625)
Cost of shares redeemed - Institutional Class(2)	(12,277,497)	(10,750,985)
Net increase in net assets from
capital share transactions	179,025,516	285,184,339

TOTAL INCREASE IN NET ASSETS	213,446,537	321,208,834

NET ASSETS:
Beginning of period	564,107,495	242,898,661
End of period (including undistributed net
investment loss of $1,079,397 and $2,150)	$777,554,032	$564,107,495

(1)   Net of redemption fees of $37,799 and $86,002, respectively.
(2)   Net of redemption fees of $372 and $1,432, respectively.

See notes to financial statements.

Intrepid Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment income	$1,558,050	$3,198,163
Net realized gain on investments	870,442	749,294
Net change in unrealized
appreciation (depreciation) on investments	(172,637)	997,621
Net increase in assets
resulting from operations	2,255,855	4,945,078

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Investor Class	(602,683)	(2,981,587)
From net investment income - Institutional Class	(1,033,189)	(289,317)
From net realized gain - Investor Class	(3,454)	—
From net realized gain - Institutional Class	(5,496)	—
Total distributions	(1,644,822)	(3,270,904)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Investor Class	16,436,659	19,667,919
Proceeds from shares sold - Institutional Class	32,808,960	24,799,020
Proceeds from shares issued to holders in
reinvestment of dividends - Investor Class	511,483	2,976,130
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	1,038,448	289,317
Cost of shares redeemed - Investor Class(1)	(26,864,842)	(36,768,759)
Cost of shares redeemed - Institutional Class(2)	(10,335,798)	(206,600)
Net increase in net assets from
capital share transactions	13,594,910	10,757,027

TOTAL INCREASE IN NET ASSETS	14,205,943	12,431,201

NET ASSETS:
Beginning of period	66,402,872	53,971,671
End of period (including undistributed
net investment income (loss)
of ($58,339) and $19,483)	$80,608,815	$66,402,872

(1)   Net of redemption fees of $21 and $240, respectively.
(2)   Net of redemption fees of $0 and $0, respectively.

See notes to financial statements.

Intrepid All Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
OPERATIONS:
Net investment loss	$(41,878)	$(98,643)
Net realized gain on investments	2,380,861	2,121,195
Net change in unrealized
appreciation on investments	731,871	598,800
Net increase in assets
resulting from operations	3,070,854	2,621,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain	(1,803,667)	(112,042)
Total distributions	(1,803,667)	(112,042)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,500,166	6,591,111
Proceeds from shares issued to holders
in reinvestment of dividends	1,803,339	112,042
Cost of shares redeemed(1)	(1,741,453)	(4,263,941)
Net increase in net assets from
capital share transactions	13,562,052	2,439,212

TOTAL INCREASE IN NET ASSETS	14,829,239	4,948,522

NET ASSETS:
Beginning of period	21,400,930	16,452,408
End of period (including undistributed net
investment loss of $41,878 and $0)	$36,230,169	$21,400,930

(1)   Net of redemption fees of $8 and $118, respectively.

See notes to financial statements.

Intrepid Capital Fund – Investor Class

FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period
	Ended
	March 31,		Year Ended September 30,
	2011		2010	2009	2008	2007		2006
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$11.09		$9.99	$9.67	$10.55	$10.18		$9.76
OPERATIONS:
Net investment income(1)	0.07		0.16	0.23	0.18	0.47		0.19
Net realized and unrealized
gain (loss) on investment
securities	0.96		1.24	0.52	(0.30)	0.55		0.52
Total from
operations(2)	1.03		1.40	0.75	(0.12)	1.02		0.71
LESS DISTRIBUTIONS:
From net
investment income	(0.07)		(0.15)	(0.23)	(0.18)	(0.47)		(0.19)
From net realized gains	(0.33)		(0.15)	(0.20)	(0.58)	(0.18)		(0.10)
Total distributions	(0.40)		(0.30)	(0.43)	(0.76)	(0.65)		(0.29)
NET ASSET VALUE:
End of period	$11.72		$11.09	$9.99	$9.67	$10.55		$10.18
Total return	9.35	%(3)	14.27%	8.85%	(1.41)%	10.10%		7.34%
Net assets at end of
period (000s omitted)	$241,311		$136,991	$74,598	$36,498	$33,482		$27,845
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement /recapture	1.44	%(4)	1.53%	1.71%	1.79%	1.95%		2.08%
After expense
reimbursement /recapture	1.40	%(4)	1.45%	1.80%	1.95%	1.95	%(5)	1.95%
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense
reimbursement /recapture	1.28	%(4)	1.54%	2.79%	1.95%	4.35%		1.76%
After expense
reimbursement /recapture	1.32	%(4)	1.62%	2.70%	1.79%	4.35	%(5)	1.89%
Portfolio turnover rate	41	%(3)	54%	60%	86%	40%		24%

(1)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)
Total from investment operations per share includes redemption fees of less than $0.01 per share for the six months ended March 31, 2011 and the five years ended September 30, 2010, 2009, 2008, 2007, and 2006.

(3)	Not annualized.
(4)	Annualized.
(5)	The recouped amount is less than .01%

See notes to financial statements.

Intrepid Capital Fund – Institutional Class

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

			April 30,
	Period		2010(1)
	Ended		through
	March 31,		September 30,
	2011		2010
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$11.10		$11.17
OPERATIONS:
Net investment income(2)	0.09		0.07
Net realized and unrealized gain (loss) on investment securities	0.96		(0.06)
Total from operations(3)	1.05		0.01
LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.08)
From net realized gains	(0.33)		—
Total distributions	(0.42)		(0.08)
NET ASSET VALUE:
End of period	$11.73		$11.10
Total return	9.50	%(4)	0.09	%(4)
Net assets at end of period (000s omitted)	$103,778		$86,252
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.19	%(5)	1.31	%(5)
After expense reimbursement	1.15	%(5)	1.15	%(5)
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense reimbursement	1.52	%(5)	1.66	%(5)
After expense reimbursement	1.56	%(5)	1.82	%(5)
Portfolio turnover rate	41	%(4)	54	%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Includes redemption fees of less than $0.01 per share for the period ended September 30, 2010.
(4)	Not annualized.
(5)	Annualized.

See notes to financial statements.

Intrepid Small Cap Fund – Investor Class

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period						October 3,
	Ended		Year Ended				2005(1)
	March 31,		September 30,				through
	2011		2010	2009	2008	2007	2006
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$15.98		$14.66	$11.60	$12.04	$10.37	$10.00
OPERATIONS:
Net investment
income (loss)(2)	(0.03)		(0.02)	(0.01)	0.04	0.14	0.14
Net realized and unrealized
gain on investment
securities	1.85		2.18	3.32	0.07	1.57	0.37
Total from
operations(3)	1.82		2.16	3.31	0.11	1.71	0.51
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.02)	(0.11)	(0.04)	(0.14)
From net realized gains	(0.95)		(0.84)	(0.23)	(0.44)	—	—
Total distributions	(0.95)		(0.84)	(0.25)	(0.55)	(0.04)	(0.14)
NET ASSET VALUE:
End of period	$16.85		$15.98	$14.66	$11.60	$12.04	$10.37
Total return	11.55	%(4)	15.30%	29.35%	0.74%	16.46%	5.14	%(4)
Net assets at end of
period (000s omitted)	$710,805		$511,726	$242,899	$20,494	$5,387	$1,993
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement	1.43	%(5)	1.49%	1.62%	2.28%	4.80%	7.88	%(5)
After expense
reimbursement	1.40	%(5)	1.40%	1.57%	1.95%	1.95%	1.95	%(5)
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before expense
reimbursement	(0.36	)%(5)	(0.23)%	(0.16)%	0.24%	(1.27)%	(4.12	)%(5)
After expense
reimbursement	(0.33	)%(5)	(0.14)%	(0.11)%	0.57%	1.58%	1.81	%(5)
Portfolio turnover rate	40	%(4)	61%	163%	159%	126%	22	%(4)

(1)	Commencement of Operations.
(2)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)
Total from investment operations per share includes redemption fees of less than $0.01 per share for the six months ended March 31, 2011, the four years ended September 30, 2010, 2009, 2008, and 2007, and the period ended September 30, 2006.

(4)	Not annualized.
(5)	Annualized.

See notes to financial statements.

Intrepid Small Cap Fund – Institutional Class

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

			November 3,
	Period		2009(1)
	Ended		through
	March 31,		September 30,
	2011		2010
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$16.02		$14.52
OPERATIONS:
Net investment income (loss)(2)	(0.01)		0.01
Net realized and unrealized gain on investment securities	1.86		2.33
Total from operations(3)	1.85		2.34
LESS DISTRIBUTIONS:
From net investment income	—		—
From net realized gains	(0.95)		(0.84)
Total distributions	(0.95)		(0.84)
NET ASSET VALUE:
End of period	$16.92		$16.02
Total return	11.71	%(4)	16.70	%(4)
Net assets at end of period (000s omitted)	$66,749		$52,381
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.18	%(5)	1.26	%(5)
After expense reimbursement	1.15	%(5)	1.15	%(5)
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before expense reimbursement	(0.11	)%(5)	0.01	%(5)
After expense reimbursement	(0.08	)%(5)	0.12	%(5)
Portfolio turnover rate	40	%(4)	61	%(4)

(1)	Commencement of Operations.
(2)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the six months ended March 31, 2011 and the period ended September 30, 2010.
(4)	Not annualized.
(5)	Annualized.

See notes to financial statements.

Intrepid Income Fund – Investor Class

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period						July 2, 2007(1)
	Ended		Year Ended				through
	March 31,		September 30,				September 30,
	2011		2010	2009	2008		2007
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$9.77		$9.51	$9.43	$9.94		$10.00
OPERATIONS:
Net investment income(2)	0.22		0.52	0.57	0.46		0.13
Net realized and unrealized gain
(loss) on investment securities	0.07		0.24	0.09	(0.51)		(0.06)
Total from operations(3)	0.29		0.76	0.66	(0.05)		0.07
LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.50)	(0.58)	(0.46)		(0.13)
From net realized gains	(0.00	)(4)	—	—	(0.00	)(4)	—
Total distributions	(0.20)		(0.50)	(0.58)	(0.46)		(0.13)
NET ASSET VALUE:
End of period	$9.86		$9.77	$9.51	$9.43		$9.94
Total return	2.97	%(5)	8.10%	7.67%	(0.55)%		0.67	%(5)
Net assets at end of
period (000s omitted)	$31,887		$41,456	$53,972	$28,743		$21,872
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense reimbursement	1.32	%(6)	1.33%	1.45%	1.61%		2.19	%(6)
After expense reimbursement	1.15	%(6)	1.24%	1.25%	1.25%		1.25	%(6)
RATIO OF NET INVESTMENT
INCOME TO AVERAGE
NET ASSETS:
Before expense reimbursement	3.80	%(6)	4.95%	6.53%	4.62%		4.51	%(6)
After expense reimbursement	3.97	%(6)	5.04%	6.73%	4.98%		5.45	%(6)
Portfolio turnover rate	56	%(5)	67%	45%	44%		12	%(5)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the six months ended March 31, 2011 and the two years ended September 30, 2010 and 2009.
(4)	The amount represents less than $0.01 per share.
(5)	Not annualized.
(6)	Annualized.

See notes to financial statements.

Intrepid Income Fund – Institutional Class

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

			August 16,
	Period		2010(1)
	Ended		through
	March 31,		September 30,
	2011		2010
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$9.77		$9.73
OPERATIONS:
Net investment income(2)	0.22		0.05
Net realized and unrealized gain on investment securities	0.08		0.10
Total from operations	0.30		0.15
LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.11)
From net realized gains	(0.00	)(3)	—
Total distributions	(0.22)		(0.11)
NET ASSET VALUE:
End of period	$9.85		$9.77
Total return	3.07	%(4)	1.59	%(4)
Net assets at end of period (000s omitted)	$48,722		$24,947
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.08	%(5)	1.22	%(5)
After expense reimbursement	0.90	%(5)	0.90	%(5)
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense reimbursement	4.13	%(5)	4.56	%(5)
After expense reimbursement	4.31	%(5)	4.88	%(5)
Portfolio turnover rate	56	%(4)	67	%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	The amount represents less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

See notes to financial statements.

Intrepid All Cap Fund

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

					October 31,
	Period				2007(1)
	Ended		Year Ended		through
	March 31,		September 30,		September 30,
	2011		2010	2009	2008
	(Unaudited)

NET ASSET VALUE:
Beginning of period	$10.23		$9.03	$8.74	$10.00
OPERATIONS:
Net investment income (loss)(2)	(0.01)		(0.05)	0.01	0.02
Net realized and unrealized gain
(loss) on investment securities	1.23		1.30	0.30	(1.27)
Total from operations(3)	1.22		1.25	0.31	(1.25)
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.02)	(0.01)
From net realized gains	(0.81)		(0.05)	—	—
Total distributions	(0.81)		(0.05)	(0.02)	(0.01)
NET ASSET VALUE:
End of period	$10.64		$10.23	$9.03	$8.74
Total return	12.26	%(4)	13.93%	3.53%	(12.50	)%(4)
Net assets at end of
period (000s omitted)	$36,230		$21,401	$16,452	$6,250
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense reimbursement	1.83	%(5)	1.98%	2.65%	2.99	%(5)
After expense reimbursement	1.73	%(5)	1.95%	1.95%	1.95	%(5)
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before expense reimbursement	(0.40	)%(5)	(0.52)%	(0.65)%	(0.80	)%(5)
After expense reimbursement	(0.30	)%(5)	(0.49)%	0.05%	0.24	%(5)
Portfolio turnover rate	49	%(4)	82%	93%	85	%(4)

(1)	Commencement of Operations.
(2)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the six months ended March 31, 2011 and the two years ended September 30, 2010 and 2009.
(4)	Not annualized.
(5)	Annualized.

See notes to financial statements.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS
March 31, 2011 (Unaudited)

1.ORGANIZATION

Intrepid Capital Management Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  At March 31, 2011, the Trust consisted of four series (the “Funds”): Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund.  The Intrepid Capital Fund’s Investor Class commenced operations on January 3, 2005, the Intrepid Capital Fund’s Institutional Class commenced operations on April 30, 2010, the Intrepid Small Cap Fund’s Investor Class commenced operations on October 3, 2005, the Intrepid Small Cap Fund’s Institutional Class commenced operations on November 3, 2009, the Intrepid Income Fund’s Investor Class commenced operations on July 2, 2007, the Intrepid Income Fund’s Institutional Class commenced operations on August 16, 2010 and the Intrepid All Cap Fund commenced operations on October 31, 2007.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity investments, including common stocks, foreign issued common stocks, American depository receipts (ADR’s), exchange-traded funds, and real-estate investment trusts (REIT’s) which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Official Closing Price (“NOCP”).  Exchange traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities are valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Short-term investments are stated at amortized cost, which approximates fair value.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Intrepid Capital Fund
Total Common Stocks*	$204,331,076	$—	$—	$204,331,076
Total Convertible Bonds*	—	7,063,328	—	7,063,328
Total Corporate Bonds*	—	83,317,185	—	83,317,185
Total Real Estate
Investment Trust	7,325,887	—	—	7,325,887
Total U.S. Treasury Bills	—	31,965,495	—	31,965,495
Total Money Market Funds	2,380,259	—	—	2,380,259
Total Fund	$214,037,222	$122,346,008	$—	$336,383,230

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

The Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$492,902,230	$—	$—	$492,902,230
Total Real Estate
Investment Trust	15,752,490	—	—	15,752,490
Total U.S. Treasury Bills	—	215,950,244	—	215,950,244
Total Money Market Funds	52,114,535	—	—	52,114,535
Total Fund	$560,769,255	$215,950,244	$—	$776,719,499

The Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Convertible Bonds*	$—	$4,927,083	$—	$4,927,083
Total Corporate Bonds*	—	48,587,526	—	48,587,526
Total Real Estate
Investment Trust	868,481	—	—	868,481
Total U.S. Treasury Bills	—	21,993,335	—	21,993,335
Total Money Market Funds	2,359,331	—	—	2,359,331
Total Fund	$3,227,812	$75,507,944	$—	$78,735,756

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$26,005,512	$—	$—	$26,005,512
Total Real Estate
Investment Trust	778,473	—	—	778,473
Total U.S. Treasury Bills	—	3,998,659	—	3,998,659
Total Money Market Funds	3,509,828	—	—	3,509,828
Total Fund	$30,293,813	$3,998,659	$—	$34,292,472

*  For further information regarding security characteristics, please see the Schedules of Investments.

There were no transfers between levels during the six months ended March 31, 2011.  The Funds did not hold any level 3 securities during the period.  The Funds did not hold any derivative securities during the period.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Foreign Currency Transactions

The books and records are maintained in U.S. dollars.  Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Securities Transactions and Investment Income

The Funds record security transactions based on trade date.   Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gains or losses are determined using the identified cost method.

Distribution to Shareholder Policy

Dividends from net investment income, if any, are declared and paid quarterly in the Capital Fund and Income Fund and annually in the Small Cap Fund and the All Cap Fund.  Distributions of net realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.

Allocation of Income, Expenses, and Gains/Losses

Income, expenses (other than those deemed to be attributable to a specific share class), and gains and losses of each Fund are allocated to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of that Fund.  Expenses deemed directly attributable to a specific share class of shares are charged against the operations of such class.  Most Fund expenses are allocated by class based on relative net assets.

Subsequent Events Evaluation

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

after the statement of assets and liabilities date of March 31, 2011.  This evaluation did not result in any subsequent events that necessitated disclosure and / or adjustments.

3.TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2010 through March 31, 2011.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share			Share
	Balance at			Balance at		Realized	Value at
	Oct. 1,			March 31,	Dividend	Gain/	March 31,
Issuer Name	2010	Additions	Reductions	2011	Income	(Loss)	2011
EPIQ Systems, Inc.	332,880	100,130	—	433,010	$24,618	$—	$6,218,024
Midas, Inc.	205,526	—	(64,681)	140,845	—	(3,582)	1,080,281
Oil-Dri
Corporation of
America - Class A	105,847	—	—	105,847	33,871	—	2,254,541
					$58,489	$(3,582)	$9,552,846

Intrepid Small Cap Fund
	Share			Share
	Balance at			Balance at		Realized	Value at
	Oct. 1,			March 31,	Dividend	Gain/	March 31,
Issuer Name	2010	Additions	Reductions	2011	Income	(Loss)	2011
Core-Mark
Holding Co., Inc.	618,614	—	(53,434)	565,180	$—	$216,034	$18,679,199
EPIQ Systems, Inc.	1,230,821	237,516	(65,379)	1,402,958	102,201	38,902	20,146,477
Midas, Inc.	475,593	—	(215,675)	259,918	—	106,549	1,993,571
Oil-Dri
Corporation of
America - Class A	272,997	—	—	272,997	87,359	—	5,814,836
					$189,560	$361,485	$46,634,083

Intrepid All Cap Fund
	Share			Share
	Balance at			Balance at		Realized	Value at
	Oct. 1,			March 31,	Dividend	Gain/	March 31,
Issuer Name	2010	Additions	Reductions	2011	Income	(Loss)	2011
EPIQ Systems, Inc.	45,500	4,600	—	50,100	$3,346	$—	$719,436
					$3,346	$—	$719,436

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

4.INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the “Agreement”) with Intrepid Capital Management, Inc. (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund and Intrepid All Cap Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the average daily net assets in excess of $500 million, on the Intrepid Small Cap Fund at an annual rate of 1.00% of average daily net assets, and on Intrepid Income Fund at the annual rate of 0.75% of average daily net assets.

For the Intrepid Capital Fund and the Intrepid Small Cap Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses of each of the Funds, including organization expenses, to the extent necessary to ensure that each Fund’s operating expenses did not exceed 1.40% of each Fund’s Investor Class’s average daily net assets and 1.15% of average daily net assets of each Fund’s Institutional Class.  The Intrepid Capital Fund’s Investor Class’s expenses were previously capped at 1.50% of average daily net assets for the period from October 1, 2009 through November 30, 2009.  The expense limitation agreement was subsequently lowered to 1.49% of average daily net assets until April 30, 2010 when it was lowered to the current level.  The Intrepid Small Cap Fund’s Investor Class’s expenses were previously capped at 1.45% of average daily net assets for the period of October 1, 2009 through November 2, 2009.  For the Intrepid Income Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expense, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.15% of average daily net assets of the Investor Class and 0.90% of average daily net assets of the Institutional Class.  The Investor Class’s expenses were previously capped at 1.25% of average daily net assets of the Investor’s Class’s average daily assets for the period of October 1, 2009 through August 16, 2010.  Effective January 31, 2011, the Advisor agreed to waive its management fee and/or reimburse other expenses of the Intrepid All Cap Fund, including organization expense, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.40% of average daily assets.  The Fund’s expenses were previously capped at 1.95% of average daily net assets.  Any such waivers or reimbursements for the Funds are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

waived or reimbursed.  Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	9/30/11	9/30/12	9/30/13	9/30/14
Intrepid Capital Fund	$—	$—	$119,037	$55,711
Intrepid Small Cap Fund	43,926	77,189	349,588	100,366
Intrepid Income Fund	95,694	77,259	63,406	65,441
Intrepid All Cap Fund	45,640	56,937	14,971	19,008

5.DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Investor Class of the Capital Fund, Small Cap Fund and Income Funds and the sole class of the All Cap Fund.

Quasar Distributors, LLC serves as the distributor to the Funds.  Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

6.INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the six months ended March 31, 2011 were as follows:

	Non-U.S. Government
	Purchases	Sales
Intrepid Capital Fund	$191,535,602	$95,029,531
Intrepid Small Cap Fund	192,183,766	219,246,322
Intrepid Income Fund	34,756,674	28,950,935
Intrepid All Cap Fund	16,673,714	10,910,615

7.CAPITAL SHARE TRANSACTIONS

Intrepid Capital Fund – Investor Class
	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
Shares sold	10,427,199	10,617,478
Shares issued to holders in
reinvestment of dividends	447,920	266,122
Shares redeemed	(2,648,613)	(5,997,555)
Net increase in shares	8,226,506	4,886,045
Shares outstanding:
Beginning of period	12,355,236	7,469,191
End of period	20,581,742	12,355,236

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Intrepid Capital Fund – Institutional Class
	Six Months Ended	Period Ended
	March 31, 2011	September 30, 2010(1)
Shares sold	1,136,681	7,827,104
Shares issued to holders in
reinvestment of dividends	296,888	44,882
Shares redeemed	(359,751)	(99,189)
Net increase in shares	1,073,818	7,772,797
Shares outstanding:
Beginning of period	7,772,797	—
End of period	8,846,615	7,772,797

(1)	Share class commenced operations on April 30, 2010.

Intrepid Small Cap Fund – Investor Class
	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
Shares sold	17,288,525	26,687,941
Shares issued to holders in
reinvestment of dividends	2,102,939	1,049,591
Shares redeemed	(9,238,840)	(12,285,903)
Net increase in shares	10,152,624	15,451,629
Shares outstanding:
Beginning of period	32,020,979	16,569,350
End of period	42,173,603	32,020,979

Intrepid Small Cap Fund – Institutional Class
	Six Months Ended	Period Ended
	March 31, 2011	September 30, 2010(2)
Shares sold	1,245,593	3,906,906
Shares issued to holders in
reinvestment of dividends	170,991	52,180
Shares redeemed	(741,199)	(690,046)
Net increase in shares	675,385	3,269,040
Shares outstanding:
Beginning of period	3,269,040	—
End of period	3,944,425	3,269,040

(2)	Share class commenced operations on November 3, 2009.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Intrepid Income Fund – Investor Class
	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
Shares sold	1,670,998	2,034,241
Shares issued to holders in
reinvestment of dividends	52,146	307,125
Shares redeemed	(2,733,652)	(3,774,970)
Net decrease in shares	(1,010,508)	(1,433,604)
Shares outstanding:
Beginning of period	4,243,095	5,676,699
End of period	3,232,587	4,243,095

Intrepid Income Fund - Institutional Class
	Six Months Ended	Period Ended
	March 31, 2011	September 30, 2010(3)
Shares sold	3,339,885	2,546,032
Shares issued to holders in
reinvestment of dividends	105,980	29,643
Shares redeemed	(1,054,662)	(21,096)
Net increase in shares	2,391,203	2,554,579
Shares outstanding:
Beginning of period	2,554,579	—
End of period	4,945,782	2,554,579

(3)	Share class commenced operations on August 16, 2010.

Intrepid All Cap Fund
	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
Shares sold	1,304,921	681,479
Shares issued to holders in
reinvestment of dividends	175,935	11,769
Shares redeemed	(167,623)	(423,543)
Net increase in shares	1,313,233	269,705
Shares outstanding:
Beginning of period	2,092,215	1,822,510
End of period	3,405,448	2,092,215

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

8.FEDERAL INCOME TAX INFORMATION

The tax components of distributions paid during the fiscal periods ended September 30, 2010 and 2009 are as follows:

	September 30, 2010		September 30, 2009
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Intrepid Capital Fund	$3,370,222	$—	$1,206,507	$767,271
Intrepid Small Cap Fund	16,350,377	169,972	578,320	139,053
Intrepid Income Fund	3,270,904	—	2,543,948	—
Intrepid All Cap Fund	108,967	3,075	13,071	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2010.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended September 30, 2010, the following table shows the reclassifications made:

	Accumulated	Undistributed
	Net Realized	Net Investment	Paid-in
	Gains (Losses)	Income (Loss)	Capital
Intrepid Capital Fund	$75,150	$(74,962)	$(188)
Intrepid Small Cap Fund	(458,024)	458,704	(680)
Intrepid Income Fund	(76,491)	76,491	—
Intrepid All Cap Fund	(98,684)	98,678	6

The permanent differences primarily relate to Real Estate Investment Trust (“REIT”) adjustments with differing book and tax methods for accounting.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

As of September 30, 2010, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

	Intrepid	Intrepid
	Capital Fund	Small Cap Fund
Cost of investments	$209,964,188	$528,443,748
Unrealized appreciation	15,135,395	51,241,440
Unrealized depreciation	(3,000,980)	(9,453,629)
Net unrealized appreciation	12,134,415	41,787,811
Undistributed ordinary income	4,876,970	21,546,753
Undistributed long-term capital gain	1,205,962	9,510,838
Distributable income	6,082,932	31,057,591
Other accumulated losses	(596)	(2,150)
Total accumulated earnings	$18,216,751	$72,843,252

	Intrepid	Intrepid
	Income Fund	All Cap Fund
Cost of investments	$63,627,634	$20,106,530
Unrealized appreciation	2,188,350	1,930,871
Unrealized depreciation	(109,062)	(363,282)
Net unrealized appreciation	2,079,288	1,567,589
Undistributed ordinary income	95,496	1,506,739
Undistributed long-term capital gain	—	197,785
Distributable income	95,496	1,704,524
Other accumulated losses	(276,651)	—
Total accumulated earnings	$1,898,133	$3,272,113

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2010, the Intrepid Income Fund had $276,651 in capital loss carryforwards which can be used to offset future capital gains.  $148,626 of this amount expires in 2017 and $128,025 in 2018.

At September 30, 2010, the Intrepid Capital Fund and the Intrepid Small Cap Fund had post-October capital losses of $596 and $2,150, respectively.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2010, or for any other tax years which are open for exam. As of September 30, 2010, open tax years include the tax years ended September 30, 2007 through 2010. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties, nor were any accrued as of September 30, 2010.

9.LINE OF CREDIT

The Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund, and Intrepid All Cap Fund each have a revolving unsecured credit facility in the amounts of $5,000,000, $10,000,000, $5,000,000, and $2,000,000, respectively, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  The lines of credit have a one year term and are reviewed annually by the Board of Trustees.  The current agreements run through October 15, 2011.  The interest rate as of March 31, 2011 was 3.25%.  During the six month period ended March 31, 2011, only the Intrepid Income Fund drew on its line of credit.  It borrowed $4,630,000 for a period of one day.  This resulted in $418 in interest expenses for the Fund.  This is included in Miscellaneous expenses in the Fund’s Statement of Operations.

Intrepid Funds

ADDITIONAL INFORMATION
March 31, 2011 (Unaudited)

Investment Advisory Agreement Disclosure

On November 16, 2010, the Board of Trustees of Intrepid Capital Management Funds Trust approved the investment advisory agreements between the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund (the “Funds”) and Intrepid Capital Management, Inc.  Prior to approving the agreement, the Board considered:

•The nature, extent and quality of the services to be provided by Intrepid Capital Management, Inc.

•The investment performance of the Funds

•The cost of the services to be provided and profits to be realized by Intrepid Capital Management, Inc. from its relationship with the Funds

•The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale

•The expense ratio of the Funds

•The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars

In considering the nature, extent and quality of the services to be provided by Intrepid Capital Management Inc., the Board considered the Adviser’s quality of investment management provided to the Funds, the Adviser’s management history and the Adviser’s ability to attract investors for the Funds.  The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would be satisfactory.

The Board reviewed the investment performance of the Funds and compared the investment performance of the Funds to their relevant benchmarks. After further discussion, the Board concluded that the performance of the Funds was satisfactory in comparison to the relevant benchmarks.

The Board considered the cost of services provided and the profits to be realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds.  The Board concluded that the investment advisory fees were fair and within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the Agreement fee schedules.  The Board concluded that given the expected growth of assets of the Funds in the next year, the Adviser was unlikely to realize economies of scale and the proposed fee schedules were acceptable.

Intrepid Funds

ADDITIONAL INFORMATION
March 31, 2011 (Unaudited)

The Board reviewed reports from the Funds’ administrator that compared the Funds’ total expense ratios to those of other comparable mutual funds.  The Board concluded that the total expenses of the Funds were reasonable and within the range of the industry averages.

The Board reviewed reports discussing the manner in which portfolio transactions for the Funds were conducted, including the use of soft dollars.  Based on these reports, the Board concluded that the research and services to be obtained by the Adviser were beneficial to the Funds and that the Adviser would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

Shareholder Notification of Federal Tax Status

The Intrepid Small Cap Fund and the Intrepid All Cap Fund designate $169,972 and $3,075, respectively, of total distributions paid during the fiscal year ended September 30, 2010 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

The Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund designate 27.88%, 7.96%, 0.00% and 100.00%, respectively, of their ordinary income distributions for the period ended September 30, 2010 as qualified dividend income under the Jobs & Growth Tax Relief Reconciliation Act of 2003.

For the period ended September 30, 2010, 24.70%, 7.50%, 0.00% and 100.00% of Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund dividends paid from net ordinary income, respectively, qualify for the dividends received deduction available to corporate shareholders.

The Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund designate 48.30%, 0.30%, 98.63% and 7.92%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund designate 39.79%. 100.00%, 0.00% and 100.00%, respectively, of their ordinary income distributions as short-term capitalization distributions under Internal Revenue Code Section 871(k)(2)(c).

Intrepid Funds

ADDITIONAL INFORMATION
March 31, 2011 (Unaudited)

Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.866.996.3863.  You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.  Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

Board of Trustees
Edward Vandergriff
Mark Travis
Peter Osterman
Roy Clarke

Investment Adviser
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.866.996.3863
www.intrepidcapitalfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)                      /s/ Mark F. Travis
Mark F. Travis, President

Date           5/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Mark F. Travis
Mark F. Travis, President

Date           5/27/2011

By (Signature and Title)*                    /s/ Donald C. White
Donald C. White, Treasurer

Date           5/27/2011

* Print the name and title of each signing officer under his or her signature.